STOCKHOLDERS' EQUITY - Fair value assumptions (Details)	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Term	5 years
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants measurement input	0.60
Expected volatility
Class of Warrant or Right [Line Items]
Warrants measurement input	54
Expected dividend yield
Class of Warrant or Right [Line Items]
Warrants measurement input	0